Principal Accounting Policies - Consolidated Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 465,004		¥ 378,989	¥ 153,835	$ 63,705
Restricted cash	26,061		65,902	44,052	3,570
Short-term investments	432,823		777,890		59,297
Accounts receivable, net	43,313		41,633		5,934
Amounts due from related parties	752		9,515		103
Prepayments and other current assets	235,443		234,189		32,256
Total current assets	1,203,396		1,508,118		164,865
Non-current assets
Long-term investments	534,041		209,819		73,163
Property and equipment, net	32,849		57,479		4,500
Intangible assets, net	22,210		26,091		3,043
Operating lease right-of-use assets, net	9,266		12,484		1,269
Goodwill			0	114,661		¥ 119,900
Other non-current assets	19,208		55,960		2,631
Total non-current assets	706,041		452,362		96,726
Total assets	1,909,437		1,960,480		261,591
Current liabilities
Short-term borrowings	36		7,277		5
Accounts and notes payable	290,112		317,104		39,745
Salary and welfare payable	23,148		21,401		3,171
Taxes payable	5,060		4,305		693
Advances from customers	247,151		270,197		33,860
Operating lease liabilities, current	2,994		2,709		410
Amounts due to related parties	3,121		6,405		428
Accrued expenses and other current liabilities	322,034		329,481		44,117
Total current liabilities	893,656		958,879		122,429
Non-current liabilities
Operating lease liabilities, non-current	1,680		5,348		230
Deferred tax liabilities	5,151		6,027		706
Total non-current liabilities	6,831		21,770		936
Total liabilities	900,487		980,649		123,365
Net revenues	513,622	$ 70,366	441,270	183,620
Net (loss)/income attributable to Tuniu Corporation	77,174	10,573	(99,291)	(193,382)
Net cash (used in)/provided by operating activities	96,281	13,189	232,838	(142,991)
Net cash provided by/(used in) investing activities	26,661	3,654	40,930	(51,828)
Net cash used in financing activities	(73,979)	(10,135)	(22,579)	(486)
Sale of property and equipment	(191)	(26)	(9,097)	(4,964)
Related Party
Current assets
Amounts due from related parties	752		9,515		103
Current liabilities
Amounts due to related parties	3,121		6,405		428
Non-current liabilities
Sale of property and equipment	1,326
Affiliated Entities
Non-current liabilities
Borrowing and repayment of loans	154,344		92,626	36,689
Repayment of financing from banks			21,000
Financing from banks obtained	1,000			2,100
Royalty | Affiliated Entities
Non-current liabilities
Net revenues	3,816		5,337	27,600
Service | Related Party
Non-current liabilities
Costs incurred for technology consulting service fees and group management fees	48,156		41,290	6,178
The Affiliated Entities
Current assets
Cash and cash equivalents	99,860		200,399		13,681
Restricted cash	12,757		31,566		1,748
Short-term investments	219,712		350,043		30,100
Accounts receivable, net	28,524		33,661		3,908
Intercompany receivables	289,753		459,609		39,696
Amounts due from related parties	752		9,500		103
Prepayments and other current assets	10,820		55,275		1,482
Total current assets	662,178		1,140,053		90,718
Non-current assets
Long-term investments	363,046		186,127		49,737
Property and equipment, net	15,806		17,533		2,165
Intangible assets, net	20,382		23,347		2,792
Operating lease right-of-use assets, net	9,262		12,383		1,269
Other non-current assets	13,073		51,786		1,791
Total non-current assets	421,569		291,176		57,754
Total assets	1,083,747		1,431,229		148,472
Current liabilities
Short-term borrowings			189,758
Accounts and notes payable	138,211		106,849		18,935
Intercompany payable	5,037,555		5,361,755		690,142
Salary and welfare payable	16,627		13,455		2,278
Taxes payable	2,158		1,669		296
Advances from customers	242,721		263,495		33,253
Operating lease liabilities, current	2,410		2,609		330
Amounts due to related parties	3,121		3,844		428
Accrued expenses and other current liabilities	278,393		301,487		38,140
Total current liabilities	5,721,196		6,244,921		783,802
Non-current liabilities
Operating lease liabilities, non-current	1,385		4,305		190
Deferred tax liabilities	4,808		5,441		659
Total non-current liabilities	6,193		9,746		849
Total liabilities	5,727,389		6,254,667		$ 784,651
Net (loss)/income attributable to Tuniu Corporation	172,384	23,617	(44,507)	(38,026)
Net cash (used in)/provided by operating activities	125,819	17,237	334,174	(77,733)
Net cash provided by/(used in) investing activities	61,543	8,431	(67,183)	81,081
Net cash used in financing activities	(153,344)	(21,008)	(113,626)	(34,589)
The Affiliated Entities | Related Party
Non-current liabilities
Net revenues	415,478	56,920	344,965	158,920
The Affiliated Entities | Affiliated Entities
Non-current liabilities
Net revenues	¥ 3,816	$ 523	¥ 5,337	¥ 105,600